Deferred consideration and contingent payments	12 Months Ended
Dec. 31, 2025
Deferred consideration and contingent payments
Deferred consideration and contingent payments
16.	Deferred consideration and contingent payments

Under the terms of the Tintic Transaction, the Company funded the consideration paid of $199.5 million for the acquisition through the issuance of common shares of Osisko Development, cash payments, the issuance of NSR royalties described in Note 11, US$12.5 million in deferred payments and the granting of certain other contingent payments, rights and obligations. As at December 31, 2025, the outstanding amount for the deferred payments is US$5 million ($6.9 million).

The movement of the deferred consideration and contingent payments is as follows:

	2025	2024
	($)	($)
Balance – Beginning of year	12,232	13,852
Interest capitalized	574	727
Settlement in shares	(3,433)	(3,409)
Foreign exchange	(581)	1,062
Balance – End of year	8,791	12,232

Current portion	3,427	3,597
Non-current portion	5,364	8,635
	8,791	12,232